Earnings per share (basic and diluted) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	R$ 4,513,409	R$ 3,898,702	R$ 3,579,050
Basic weighted average number of outstanding shares (in shares)	541,673	539,835	555,429
Basic earnings per share (in R$ per share)	R$ 8.3324	R$ 7.2220	R$ 6.4438
Share-based plan and treasury shares (in shares)	6,646	4,377	17,577
Diluted weighted average number of outstanding shares (in shares)	548,319	544,212	573,006
Diluted earnings per share (in R$ per share)	R$ 8.2314	R$ 7.1639	R$ 6.2461